Annual Fund Operating Expenses - Invesco Active U.S. Real Estate ETF - Invesco Active U.S. Real Estate ETF	Aug. 20, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Other Expenses (as a percentage of Assets):	0.20%	[1]
Expenses (as a percentage of Assets)	0.55%

[1]	“Other Expenses” have been restated to reflect current fees related to certain non-recurring costs associated with a proxy statement of the Fund.